Leases - Supplemental Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$ 2,456	$ 3,612	$ 2,245
Operating cash flows from finance leases	3,332	1,472	7
Financing cash flows from finance leases	703	88	60
Right-of-use assets obtained in exchange for new lease liabilities:
Finance leases	46,021	33,523
Operating leases	$ 2,874	$ 1,447	$ 1,992